Retirement Plans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Contribution and amortized expense related to the Supplemental Executive Retirement Plan
Amortized expense due to Supplemental Executive Retirement Plan	$ (377)	$ (260)	$ (275)
Supplemental Employee Retirement Plans, Defined Contribution Plan [Member]
Contribution and amortized expense related to the Supplemental Executive Retirement Plan
Contributions to the Supplemental Executive Retirement Plan	701	746	579
Amortized expense due to Supplemental Executive Retirement Plan	$ 526	$ 562	$ 463